Revenue - Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deductions
Taxes	R$ (3,850)	R$ (1,197)	R$ (275)
Net revenue	1,232,074	1,001,710	572,837
Educational content
Revenue
Gross revenue	1,218,687	998,373	570,292
Other
Revenue
Gross revenue	R$ 17,237	R$ 4,534	R$ 2,820